Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Trustees’ Equity Fund
Entity Central Index Key	0000313850
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000101729
Shareholder Report [Line Items]
Fund Name	Emerging Markets Select Stock Fund
Class Name	Investor Shares
Trading Symbol	VMMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Emerging Markets Select Stock Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the FTSE Emerging Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks worldwide posted strong returns.

  Emerging stock markets lagged the U.S. market but outpaced developed non-U.S. markets.

  On a geographic basis, much of the Fund’s shortfall relative to the benchmark came from above- or out-of-benchmark allocations to stocks in Hong Kong, South Korea, and Brazil, markets that trailed the overall index. On a sector basis, the Fund’s holdings in information technology, energy, and consumer discretionary companies weighed most heavily on relative performance.

  In a bull market for stocks, the Fund’s average allocation to cash of almost 5% also hindered relative performance.

Line Graph [Table Text Block]
	Investor Shares	FTSE Emerging Index	MSCI All Country World Index ex USA Net
2014	$10,000	$10,000	$10,000
2015	$9,187	$9,528	$9,695
2015	$10,185	$10,398	$10,556
2015	$8,895	$9,142	$10,073
2015	$8,301	$8,480	$9,532
2016	$7,303	$7,470	$8,536
2016	$8,473	$8,554	$9,365
2016	$8,960	$9,052	$9,515
2016	$9,376	$9,435	$9,553
2017	$9,747	$9,464	$9,910
2017	$10,346	$10,157	$10,544
2017	$11,241	$10,967	$11,323
2017	$11,747	$11,457	$11,812
2018	$13,153	$13,011	$12,852
2018	$12,143	$12,015	$12,222
2018	$11,609	$11,495	$11,995
2018	$10,408	$10,210	$10,838
2019	$11,541	$11,213	$11,235
2019	$12,056	$11,703	$11,827
2019	$11,704	$11,515	$11,723
2019	$11,861	$11,605	$12,059
2020	$12,011	$11,881	$12,352
2020	$9,985	$10,307	$10,465
2020	$12,072	$12,166	$11,800
2020	$12,277	$12,483	$11,745
2021	$15,261	$14,804	$14,075
2021	$15,938	$15,112	$14,963
2021	$15,294	$14,473	$15,079
2021	$15,154	$14,618	$15,228
2022	$14,822	$14,251	$14,585
2022	$12,660	$12,847	$13,420
2022	$11,936	$12,063	$12,777
2022	$10,433	$10,473	$11,463
2023	$13,145	$12,671	$13,752
2023	$12,524	$12,071	$13,830
2023	$13,735	$13,033	$14,491
2023	$12,008	$11,621	$12,846
2024	$12,674	$12,416	$14,560
2024	$13,718	$13,384	$15,119
2024	$14,032	$14,029	$15,903
2024	$14,673	$14,847	$15,972

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	22.19%	4.35%	3.91%
FTSE Emerging Index	27.76%	5.05%	4.03%
MSCI All Country World Index ex USA Net	24.33%	5.78%	4.79%

AssetsNet	$ 793,000,000
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 3,415,000
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$793
Number of Portfolio Holdings	243
Portfolio Turnover Rate	68%
Total Investment Advisory Fees (in thousands)	$3,415

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	2.1%
Asia	72.5%
Europe	3.7%
North America	8.6%
South America	9.0%
Other Assets and Liabilities—Net	4.1%

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, Oaktree Fund Advisors, LLC was removed as an investment advisor to the Fund. Additionally, the Fund added as a principal risk special risks of investing in China.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]	During the reporting period, Oaktree Fund Advisors, LLC was removed as an investment advisor to the Fund. Additionally, the Fund added as a principal risk special risks of investing in China.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000212612
Shareholder Report [Line Items]
Fund Name	Commodity Strategy Fund
Class Name	Admiral™ Shares
Trading Symbol	VCMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Commodity Strategy Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg Commodity Index Total Return.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks and bonds posted strong returns.

  The Bloomberg Commodity Index posted a slightly negative return for the period with mixed results across commodity groups. Strong performances in precious and industrial metals were offset by negative returns in energy and grains.

  The Fund outperformed partly because of its exposure to short-term Treasury Inflation-Protected Securities, which benefited from the Fed beginning to cut interest rates.

  The Fund uses derivatives to obtain its exposure to commodities. Its holdings of commodity index swaps also helped returns.

Line Graph [Table Text Block]
	Admiral Shares	Bloomberg Commodity Index Total Return	Dow Jones U.S. Total Stock Market Float Adjusted Index
6/25/19	$50,000	$50,000	$50,000
7/31/19	$49,480	$49,557	$51,308
10/31/19	$49,660	$49,966	$52,226
1/31/20	$48,173	$47,379	$55,694
4/30/20	$40,989	$38,625	$49,917
7/31/20	$46,865	$43,574	$56,850
10/31/20	$48,937	$45,595	$57,442
1/31/21	$55,681	$50,845	$67,137
4/30/21	$63,245	$57,364	$75,381
7/31/21	$69,151	$61,124	$78,978
10/31/21	$74,531	$65,628	$82,758
1/31/22	$78,552	$68,503	$79,555
4/30/22	$94,337	$82,337	$72,846
7/31/22	$89,271	$77,765	$72,832
10/31/22	$81,832	$72,947	$68,736
1/31/23	$83,774	$72,751	$72,858
4/30/23	$79,779	$68,670	$73,775
7/31/23	$81,213	$71,635	$82,024
10/31/23	$79,352	$70,780	$74,505
1/31/24	$77,287	$67,593	$86,806
4/30/24	$80,974	$70,653	$90,317
7/31/24	$78,662	$67,930	$99,335
10/31/24	$80,818	$69,947	$102,813

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 6/25/19
Admiral Shares	1.85%	10.23%	9.39%
Bloomberg Commodity Index Total Return	-1.18%	6.96%	6.47%
Dow Jones U.S. Total Stock Market Float Adjusted IndexFootnote Reference*	37.99%	14.51%	14.42%

AssetsNet	$ 1,673,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 201,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$1,673
Number of Portfolio Holdings	61
Portfolio Turnover Rate	52%
Total Investment Advisory Fees (in thousands)	$201

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

U.S. Government Securities	97.0%
Other Assets and Liabilities—NetFootnote Reference	3.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000238630
Shareholder Report [Line Items]
Fund Name	Global Environmental Opportunities Stock Fund
Class Name	Admiral™ Shares
Trading Symbol	VEOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Environmental Opportunities Stock Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$65	0.58%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  An underweight to the U.S. and an overweight to China detracted most from relative performance. An underweight to the Pacific region boosted relative results.

  Five of the Fund’s 11 industry sectors detracted, with selection in information technology, industrials, and consumer discretionary holding back results most. On the other side of the ledger, selection in utilities and a lack of exposure to health care, consumer staples, and energy contributed most.

Line Graph [Table Text Block]
	Admiral Shares	MSCI All Country World Index
11/16/22	$50,000	$50,000
2023	$43,860	$52,505
2024	$53,694	$69,722

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/16/22
Admiral Shares	22.42%	3.71%
MSCI All Country World Index	32.79%	18.52%

AssetsNet	$ 79,000,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 230,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$79
Number of Portfolio Holdings	28
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$230

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Asia	23.2%
Europe	33.0%
North America	40.8%
Other Assets and Liabilities—Net	3.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000238629
Shareholder Report [Line Items]
Fund Name	Global Environmental Opportunities Stock Fund
Class Name	Investor Shares
Trading Symbol	VEOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Environmental Opportunities Stock Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  An underweight to the U.S. and an overweight to China detracted most from relative performance. An underweight to the Pacific region boosted relative results.

  Five of the Fund’s 11 industry sectors detracted, with selection in information technology, industrials, and consumer discretionary holding back results most. On the other side of the ledger, selection in utilities and a lack of exposure to health care, consumer staples, and energy contributed most.

Line Graph [Table Text Block]
	Investor Shares	MSCI All Country World Index
11/16/22	$10,000	$10,000
2023	$8,760	$10,501
2024	$10,705	$13,944

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/16/22
Investor Shares	22.20%	3.54%
MSCI All Country World Index	32.79%	18.52%

AssetsNet	$ 79,000,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 230,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$79
Number of Portfolio Holdings	28
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$230

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Asia	23.2%
Europe	33.0%
North America	40.8%
Other Assets and Liabilities—Net	3.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature